United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2022

Date of reporting period: September 30, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.30%
Communication Services - 17.21%
Diversified Telecommunication Services - 1.40%
Iridium Communications, Inc.A	342,449	$13,646,593

Entertainment - 10.19%
Roku, Inc.A	173,806	54,462,110
Sea Ltd., ADRA	8,231	2,623,467
Skillz, Inc.A	574,868	5,645,204
Spotify Technology SAA	161,737	36,445,815

		99,176,596

Interactive Media & Services - 5.62%
Twitter, Inc.A	396,773	23,961,121
Zillow Group, Inc., Class CA	349,233	30,781,397

		54,742,518

Total Communication Services		167,565,707

Consumer Discretionary - 14.17%
Automobiles - 10.50%
Tesla, Inc.A	131,745	102,165,613

Diversified Consumer Services - 0.93%
2U, Inc.A	270,637	9,085,284

Hotels, Restaurants & Leisure - 2.74%
DraftKings, Inc., Class AA B	553,963	26,678,858

Total Consumer Discretionary		137,929,755

Financials - 7.00%
Capital Markets - 6.79%
Coinbase Global, Inc., Class AA	231,918	52,756,706
Robinhood Markets, Inc., Class AA B	317,348	13,354,004

		66,110,710

Consumer Finance - 0.21%
LendingClub Corp.A	73,187	2,066,801

Total Financials		68,177,511

Health Care - 25.91%
Biotechnology - 15.56%
CRISPR Therapeutics AGA	229,798	25,721,290
Editas Medicine, Inc.A B	198,619	8,159,269
Exact Sciences Corp.A	331,232	31,616,094
Ginkgo Bioworks Holdings, Inc.A B	577,372	6,691,742
Intellia Therapeutics, Inc.A	167,275	22,439,941
Invitae Corp.A B	1,187,935	33,772,992
Iovance Biotherapeutics, Inc.A	257,426	6,348,125
Organovo Holdings, Inc.A	3,528	23,990
Twist Bioscience Corp.A	79,681	8,523,477
Veracyte, Inc.A	175,855	8,168,465

		151,465,385

Health Care Equipment & Supplies - 0.36%
Cerus Corp.A	579,822	3,531,116

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.30% (continued)
Health Care - 25.91% (continued)
Health Care Providers & Services - 0.83%
Signify Health, Inc., Class AA	453,823	$8,109,817

Health Care Technology - 5.92%
Teladoc Health, Inc.A B	454,586	57,646,051

Life Sciences Tools & Services - 3.24%
10X Genomics, Inc., Class AA	101,919	14,837,368
Compugen Ltd.A B	219,844	1,312,469
NanoString Technologies, Inc.A	72,237	3,468,098
Pacific Biosciences of California, Inc.A	465,210	11,886,115

		31,504,050

Total Health Care		252,256,419

Industrials - 1.99%
Machinery - 0.52%
Proto Labs, Inc.A	76,253	5,078,450

Road & Rail - 1.47%
TuSimple Holdings, Inc., Class AA B	384,726	14,284,876

Total Industrials		19,363,326

Information Technology - 31.02%
Electronic Equipment, Instruments & Components - 0.60%
Trimble, Inc.A	71,032	5,842,382

IT Services - 10.93%
Shopify, Inc., Class AA	26,474	35,892,920
Square, Inc., Class AA	162,718	39,026,285
Twilio, Inc., Class AA	98,674	31,481,939

		106,401,144

Software - 19.07%
DocuSign, Inc.A	61,671	15,875,966
Materialise NV, ADRA	75,126	1,510,033
PagerDuty, Inc.A	335,458	13,894,670
Palantir Technologies, Inc., Class AA	1,163,723	27,975,901
UiPath, Inc., Class AA	639,472	33,642,622
Unity Software, Inc.A	379,631	47,928,414
Zoom Video Communications, Inc., Class AA	171,445	44,832,867

		185,660,473

Technology Hardware, Storage & Peripherals - 0.42%
Stratasys Ltd.A	193,128	4,156,115

Total Information Technology		302,060,114

Total Common Stocks (Cost $853,239,820)		947,352,832

SHORT-TERM INVESTMENTS - 2.40% (Cost $23,312,866)
Investment Companies - 2.40%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	23,312,866	23,312,866

SECURITIES LENDING COLLATERAL - 4.48% (Cost $43,621,286)
Investment Companies - 4.48%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	43,621,286	43,621,286

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

TOTAL INVESTMENTS - 104.18% (Cost $920,173,972)	1,014,286,984
LIABILITIES, NET OF OTHER ASSETS - (4.18%)	(40,679,881)

TOTAL NET ASSETS - 100.00%	$973,607,103

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2021.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$947,352,832	$—	$—	$947,352,832
Short-Term Investments	23,312,866	—	—	23,312,866
Securities Lending Collateral	43,621,286	—	—	43,621,286

Total Investments in Securities - Assets	$1,014,286,984	$—	$—	$1,014,286,984

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.75%
Communication Services - 13.91%
Diversified Telecommunication Services - 4.80%
AT&T, Inc.	428,900	$11,584,589

Entertainment - 9.11%
Lions Gate Entertainment Corp., Class AA	24,200	343,398
Lions Gate Entertainment Corp., Class BA	1,028,700	13,373,100
Walt Disney Co.A	48,950	8,280,872

		21,997,370

Total Communication Services		33,581,959

Consumer Discretionary - 15.19%
Automobiles - 4.98%
General Motors Co.A	228,100	12,023,151

Hotels, Restaurants & Leisure - 1.61%
Starbucks Corp.	35,200	3,882,912

Specialty Retail - 4.56%
Urban Outfitters, Inc.A	370,900	11,012,021

Textiles, Apparel & Luxury Goods - 4.04%
Hanesbrands, Inc.	569,200	9,767,472

Total Consumer Discretionary		36,685,556

Consumer Staples - 9.40%
Beverages - 4.21%
Coca-Cola Co.	193,600	10,158,192

Food & Staples Retailing - 5.19%
Walgreens Boots Alliance, Inc.	266,400	12,534,120

Total Consumer Staples		22,692,312

Energy - 2.40%
Oil, Gas & Consumable Fuels - 2.40%
Devon Energy Corp.	163,130	5,792,746

Financials - 16.28%
Banks - 11.05%
Bank of America Corp.	318,800	13,533,060
Regions Financial Corp.	617,300	13,154,663

		26,687,723

Diversified Financial Services - 5.23%
Berkshire Hathaway, Inc., Class BA	46,220	12,615,287

Total Financials		39,303,010

Health Care - 4.76%
Pharmaceuticals - 4.76%
Merck & Co., Inc.	121,300	9,110,843
Pfizer, Inc.	55,500	2,387,055

		11,497,898

Total Health Care		11,497,898

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.75% (continued)
Industrials - 8.58%
Air Freight & Logistics - 3.84%
FedEx Corp.	42,320	$9,280,353

Machinery - 4.74%
Westinghouse Air Brake Technologies Corp.	132,700	11,440,067

Total Industrials		20,720,420

Information Technology - 10.41%
Electronic Equipment, Instruments & Components - 1.84%
Corning, Inc.	121,500	4,433,535

Semiconductors & Semiconductor Equipment - 3.85%
Micron Technology, Inc.	131,100	9,305,478

Software - 4.72%
MANDIANT, Inc.	639,800	11,388,440

Total Information Technology		25,127,453

Materials - 13.82%
Chemicals - 9.27%
Axalta Coating Systems Ltd.A	380,000	11,092,200
DuPont de Nemours, Inc.	77,867	5,294,177
International Flavors & Fragrances, Inc.	44,841	5,996,139

		22,382,516

Containers & Packaging - 4.55%
Graphic Packaging Holding Co.	576,600	10,978,464

Total Materials		33,360,980

Total Common Stocks (Cost $205,797,447)		228,762,334

SHORT-TERM INVESTMENTS - 4.31% (Cost $10,416,782)
Investment Companies - 4.31%
American Beacon U.S. Government Money Market Select Fund, 0.01%B C	10,416,782	10,416,782

TOTAL INVESTMENTS - 99.06% (Cost $216,214,229)		239,179,116
OTHER ASSETS, NET OF LIABILITIES - 0.94%		2,260,498

TOTAL NET ASSETS - 100.00%		$241,439,614

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	7-day yield.
C	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$228,762,334	$—	$—	$228,762,334
Short-Term Investments	10,416,782	—	—	10,416,782

Total Investments in Securities - Assets	$239,179,116	$—	$—	$239,179,116

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.24%
Communication Services - 17.49%
Entertainment - 17.49%
IMAX Corp.A	10,300	$195,494
Liberty Media Corp-Liberty Braves, Class CA B	33,200	877,144
Lions Gate Entertainment Corp., Class BA	77,600	1,008,800
Madison Square Garden Sports Corp.A	5,000	929,750

		3,011,188

Total Communication Services		3,011,188

Consumer Discretionary - 13.63%
Specialty Retail - 4.90%
Urban Outfitters, Inc.A	28,400	843,196

Textiles, Apparel & Luxury Goods - 8.73%
Carter’s, Inc.	8,200	797,368
Hanesbrands, Inc.	41,100	705,276

		1,502,644

Total Consumer Discretionary		2,345,840

Consumer Staples - 4.91%
Food Products - 4.91%
Ingredion, Inc.	9,500	845,595

Energy - 2.41%
Oil, Gas & Consumable Fuels - 2.41%
Devon Energy Corp.	11,684	414,899

Financials - 10.12%
Banks - 10.12%
Cadence BanCorp	40,700	893,772
Regions Financial Corp.	39,800	848,138

		1,741,910

Total Financials		1,741,910

Health Care - 12.37%
Health Care Equipment & Supplies - 9.30%
Ortho Clinical Diagnostics Holdings PLCA	43,100	796,488
Varex Imaging Corp.A	28,500	803,700

		1,600,188

Health Care Technology - 3.07%
Allscripts Healthcare Solutions, Inc.A	39,600	529,452

Total Health Care		2,129,640

Industrials - 8.19%
Aerospace & Defense - 3.88%
BWX Technologies, Inc.	12,400	667,864

Machinery - 4.31%
Westinghouse Air Brake Technologies Corp.	8,600	741,406

Total Industrials		1,409,270

Information Technology - 13.61%
Communications Equipment - 5.34%
Ciena Corp.A	6,400	328,640

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.24% (continued)
Information Technology - 13.61% (continued)
Communications Equipment - 5.34% (continued)
Infinera Corp.A	70,900	$589,888

		918,528

IT Services - 3.46%
GreenSky, Inc., Class AA	53,200	594,776

Semiconductors & Semiconductor Equipment - 0.29%
Entegris, Inc.	400	50,360

Software - 4.52%
MANDIANT, Inc.	43,730	778,394

Total Information Technology		2,342,058

Materials - 15.51%
Chemicals - 8.54%
Axalta Coating Systems Ltd.A	24,200	706,398
ECOVYST, Inc.	65,537	764,161

		1,470,559

Containers & Packaging - 4.26%
Graphic Packaging Holding Co.	38,500	733,040

Metals & Mining - 2.71%
Compass Minerals International, Inc.	7,230	465,612

Total Materials		2,669,211

Total Common Stocks (Cost $15,977,315)		16,909,611

SHORT-TERM INVESTMENTS - 2.06% (Cost $355,555)
Investment Companies - 2.06%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	355,555	355,555

TOTAL INVESTMENTS - 100.30% (Cost $16,332,870)		17,265,166
LIABILITIES, NET OF OTHER ASSETS - (0.30%)		(52,010)

TOTAL NET ASSETS - 100.00%		$17,213,156

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$16,909,611	$—	$—	$16,909,611
Short-Term Investments	355,555	—	—	355,555

Total Investments in Securities - Assets	$17,265,166	$—	$—	$17,265,166

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 98.90%
COMMON STOCKS – 0.00% (Cost $6,938)
Industrials - 0.00%
Professional Services - 0.00%
Clarivate PLCA	275	$6,023

CONVERTIBLE PREFERRED STOCKS - 7.97%
Consumer Staples - 0.56%
Food Products - 0.56%
Bunge Ltd.B	6,113	727,094

Financials - 1.21%
Capital Markets - 0.71%
Cowen, Inc., Series AB	680	925,947

Diversified Financial Services - 0.50%
Ready Capital Corp., 7.000%, Due 08/15/2023	24,242	652,837

Total Financials		1,578,784

Industrials - 1.64%
Construction & Engineering - 0.92%
Fluor Corp.B C	1,210	1,207,701

Machinery - 0.32%
RBC Bearings, Inc., Series A, 5.000%, Due 10/15/2024	3,847	424,170

Professional Services - 0.40%
Clarivate PLC, Series A, 5.250%, Due 06/1/2024	5,950	516,058

Total Industrials		2,147,929

Information Technology - 0.87%
Technology Hardware, Storage & Peripherals - 0.87%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)B	767	1,134,761

Materials - 0.79%
Chemicals - 0.79%
Lyondellbasell Advanced Polymers, Inc.B	1,026	1,032,156

Real Estate - 2.38%
Diversified Financial Services - 1.32%
AMG Capital Trust, 5.150%, Due 10/15/2037D	30,669	1,734,332

Equity Real Estate Investment Trusts (REITs) - 1.06%
New York Community Capital Trust, 6.000%, Due 11/1/2051	26,325	1,381,536

Total Real Estate		3,115,868

Utilities - 0.52%
Electric Utilities - 0.52%
Algonquin Power & Utilities Corp., 7.750%, Due 06/15/2024	14,183	686,741

Total Convertible Preferred Stocks (Cost $9,909,130)		10,423,333

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS - 3.48%
Financials - 3.48%
Mortgage Real Estate Investment Trusts (REITs) - 3.48%
AGNC Investment Corp., Series F, (3-mo. USD LIBOR + 4.697%)B E	27,357	$690,491
Chimera Investment Corp., Series B, (3-mo. USD LIBOR + 5.791%)B E	31,683	811,401
MFA Financial, Inc., Series C, (3-mo. USD LIBOR + 5.345%)B E	44,065	1,083,118
New Residential Investment Corp., Series C, (3-mo. USD LIBOR + 4.969%)B E	42,711	999,010
New Residential Investment Corp., Series D, (5-Yr. CMT + 6.223%)B E	15,580	390,902
New York Mortgage Trust, Inc., Series F, (SOFR + 6.130%)B E	23,304	576,774

		4,551,696

Total Financials		4,551,696

Total Preferred Stocks (Cost $4,423,675)		4,551,696

	Principal Amount
CONVERTIBLE OBLIGATIONS - 73.82%
Communications - 8.00%
Internet - 5.47%
fuboTV, Inc., 3.250%, Due 2/15/2026C	$1,090,000	986,497
Groupon, Inc., 1.125%, Due 3/15/2026C	695,000	533,187
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051C F	836,000	692,108
Magnite, Inc., 0.250%, Due 3/15/2026C	1,472,000	1,261,535
Q2 Holdings, Inc., 0.750%, Due 6/1/2026D	432,000	484,235
RealReal, Inc., 1.000%, Due 3/1/2028C D	694,000	570,815
Spotify USA, Inc., Due 3/15/2026C D G	1,099,000	990,199
Upwork, Inc., 0.250%, Due 8/15/2026C	646,000	658,234
Zillow Group, Inc., 2.750%, Due 5/15/2025D	625,000	973,061

		7,149,871

Media - 1.44%
Cable One, Inc., 1.125%, Due 3/15/2028C D	533,000	540,798
DISH Network Corp., 3.375%, Due 8/15/2026D	1,297,000	1,348,231

		1,889,029

Telecommunications - 1.09%
Infinera Corp., 2.125%, Due 9/1/2024	522,000	578,637
Vonage Holdings Corp., 1.750%, Due 6/1/2024D	733,000	853,058

		1,431,695

Total Communications		10,470,595

Consumer, Cyclical - 6.06%
Airlines - 0.47%
Spirit Airlines, Inc., 1.000%, Due 5/15/2026D	653,000	611,806

Auto Parts & Equipment - 0.60%
Meritor, Inc., 3.250%, Due 10/15/2037F	754,000	790,578

Home Builders - 0.79%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025D	785,000	1,039,591

Leisure Time - 1.83%
Callaway Golf Co., 2.750%, Due 5/1/2026D	572,000	1,000,643
Royal Caribbean Cruises Ltd., 4.250%, Due 6/15/2023D	993,000	1,395,165

		2,395,808

Lodging - 0.79%
Marcus Corp., 5.000%, Due 9/15/2025C	575,000	1,029,250

Retail - 1.58%
Burlington Stores, Inc., 2.250%, Due 4/15/2025D	610,000	886,025

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 73.82% (continued)
Consumer, Cyclical - 6.06% (continued)
Retail - 1.58% (continued)
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026D	$603,000	$574,357
Vroom, Inc., 0.750%, Due 7/1/2026C D	754,000	604,107

		2,064,489

Total Consumer, Cyclical		7,931,522

Consumer, Non-Cyclical - 15.81%
Biotechnology - 8.04%
Avid SPV LLC, 1.250%, Due 3/15/2026C D	459,000	581,282
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029C D	1,494,000	1,294,551
Exact Sciences Corp., 0.375%, Due 3/15/2027	971,000	1,099,657
Gossamer Bio, Inc., 5.000%, Due 6/1/2027	1,200,000	1,246,389
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027C	1,035,000	937,581
Innoviva, Inc., 2.125%, Due 1/15/2023D	993,000	1,066,854
Insmed, Inc., 0.750%, Due 6/1/2028	969,000	1,059,238
Ionis Pharmaceuticals, Inc., 0.125%, Due 12/15/2024	488,000	445,001
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023	945,000	946,613
Radius Health, Inc., 3.000%, Due 9/1/2024	797,000	723,776
Travere Therapeutics, Inc., 2.500%, Due 9/15/2025D	1,114,000	1,120,125

		10,521,067

Commercial Services - 3.04%
2U, Inc., 2.250%, Due 5/1/2025D	499,000	692,861
FTI Consulting, Inc., 2.000%, Due 8/15/2023	545,000	762,455
Sabre GLBL, Inc., 4.000%, Due 4/15/2025D	704,000	1,213,519
Stride, Inc., 1.125%, Due 9/1/2027D	1,322,000	1,313,539

		3,982,374

Food - 1.29%
Beyond Meat, Inc., Due 3/15/2027C D G	736,000	630,660
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024D	997,000	1,057,591

		1,688,251

Health Care - Products - 0.32%
Alphatec Holdings, Inc., 0.750%, Due 8/1/2026C	432,000	417,960

Pharmaceuticals - 3.12%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026D	720,000	798,740
Flexion Therapeutics, Inc., 3.375%, Due 5/1/2024	1,505,000	1,331,925
Jazz Investments Ltd., 1.500%, Due 8/15/2024	703,000	710,909
2.000%, Due 6/15/2026	535,000	617,590
Zogenix, Inc., 2.750%, Due 10/1/2027C D	650,000	619,421

		4,078,585

Total Consumer, Non-Cyclical		20,688,237

Energy - 6.19%
Energy - Alternate Sources - 3.16%
Enphase Energy, Inc., Due 3/1/2028C G	2,092,000	1,935,100
Sunnova Energy International, Inc., 0.250%, Due 12/1/2026C D	880,000	1,002,320
Sunrun, Inc., Due 2/1/2026C D G	1,395,000	1,188,221

		4,125,641

Oil & Gas - 1.90%
Centennial Resource Production LLC, 3.250%, Due 4/1/2028D	1,136,000	1,489,062
Helix Energy Solutions Group, Inc.,
4.125%, Due 9/15/2023	412,000	388,825

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 73.82% (continued)
Energy - 6.19% (continued)
Oil & Gas - 1.90% (continued)
Helix Energy Solutions Group, Inc. (continued)
6.750%, Due 2/15/2026	$588,000	$608,694

		2,486,581

Pipelines - 1.13%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045D F	1,725,000	1,479,958

Total Energy		8,092,180

Financial - 18.48%
Diversified Financial Services - 2.99%
Coinbase Global, Inc., 0.500%, Due 6/1/2026C D	660,000	659,670
i3 Verticals LLC, 1.000%, Due 2/15/2025	1,002,000	926,850
PRA Group, Inc., 3.500%, Due 6/1/2023D	973,000	1,075,395
WisdomTree Investments, Inc.,
4.250%, Due 6/15/2023D	898,000	1,047,293
3.250%, Due 6/15/2026C	219,000	208,324

		3,917,532

Holding Companies - Diversified - 0.33%
SoFi Technologies, Inc., 0.010%, Due 10/15/2026C	430,000	430,000

Insurance - 1.35%
MGIC Investment Corp., 9.000%, Due 4/1/2063C	1,331,000	1,773,557

Real Estate - 0.99%
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.250%, Due 6/15/2026C D	596,000	599,352
Redfin Corp., 0.500%, Due 4/1/2027C D	772,000	690,474

		1,289,826

REITS - 12.82%
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023D	2,213,000	2,217,149
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022C	1,928,000	1,908,720
6.375%, Due 10/1/2023	1,320,000	1,313,400
iStar, Inc., 3.125%, Due 9/15/2022	399,000	725,183
MFA Financial, Inc., 6.250%, Due 6/15/2024	3,053,000	3,116,704
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026D	1,235,000	1,378,878
PennyMac Corp., 5.500%, Due 11/1/2024D	2,681,000	2,734,620
Redwood Trust, Inc., 5.625%, Due 7/15/2024D	958,000	984,448
RWT Holdings, Inc., 5.750%, Due 10/1/2025	719,000	733,268
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026D	614,000	644,872
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	992,000	1,015,430

		16,772,672

Total Financial		24,183,587

Industrial - 4.43%
Aerospace/Defense - 0.56%
Kaman Corp., 3.250%, Due 5/1/2024	719,000	729,244

Electronics - 1.64%
GoPro, Inc., 1.250%, Due 11/15/2025C	474,000	581,526
II-VI, Inc., 0.250%, Due 9/1/2022D	536,000	711,795
OSI Systems, Inc., 1.250%, Due 9/1/2022D	825,000	851,297

		2,144,618

Machinery - Construction & Mining - 0.51%
Bloom Energy Corp., 2.500%, Due 8/15/2025D	488,000	671,716

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 73.82% (continued)
Industrial - 4.43% (continued)
Machinery - Diversified - 0.50%
Middleby Corp., 1.000%, Due 9/1/2025	$462,000	$659,043

Transportation - 0.56%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024D	677,000	728,851

Trucking & Leasing - 0.66%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028C	820,000	855,670

Total Industrial		5,789,142

Technology - 13.83%
Computers - 2.30%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026	756,000	830,350
Mitek Systems, Inc., 0.750%, Due 2/1/2026C	621,000	691,111
Vocera Communications, Inc., 0.500%, Due 9/15/2026C D	1,469,000	1,491,953

		3,013,414

Semiconductors - 0.60%
MACOM Technology Solutions Holdings, Inc., 0.250%, Due 3/15/2026C	735,000	779,100

Software - 10.93%
8x8, Inc., 0.500%, Due 2/1/2024	626,000	703,848
Avaya Holdings Corp., 2.250%, Due 6/15/2023D	789,000	826,477
Bentley Systems, Inc., 0.375%, Due 7/1/2027C D	655,000	660,044
BigCommerce Holdings, Inc., 0.250%, Due 10/1/2026C	431,000	434,462
Ceridian HCM Holding, Inc., 0.250%, Due 3/15/2026C D	601,000	647,277
Envestnet, Inc., 1.750%, Due 6/1/2023	551,000	694,949
Everbridge, Inc., 0.125%, Due 12/15/2024	424,000	621,988
Fastly, Inc., Due 3/15/2026C G	1,484,000	1,248,415
J2 Global, Inc., 1.750%, Due 11/1/2026C	561,000	702,104
Jamf Holding Corp., 0.125%, Due 9/1/2026C	431,000	448,509
MicroStrategy, Inc., Due 2/15/2027C G	1,489,000	1,096,174
New Relic, Inc., 0.500%, Due 5/1/2023D	1,263,000	1,279,523
Porch Group, Inc., 0.750%, Due 9/15/2026C	431,000	429,384
Progress Software Corp., 1.000%, Due 4/15/2026C D	732,000	769,191
Splunk, Inc., 1.125%, Due 6/15/2027D	1,104,000	1,082,610
Tabula Rasa HealthCare, Inc., 1.750%, Due 2/15/2026D	638,000	535,601
Verint Systems, Inc., 0.250%, Due 4/15/2026C D	828,000	799,858
Workiva, Inc., 1.125%, Due 8/15/2026D	711,000	1,320,563

		14,300,977

Total Technology		18,093,491

Utilities - 1.02%
Electric - 1.02%
NRG Energy, Inc., 2.750%, Due 6/1/2048D F	1,139,000	1,336,047

Total Convertible Obligations (Cost $92,971,950)		96,584,801

FOREIGN CONVERTIBLE OBLIGATIONS - 5.95%
Communications - 2.59%
Internet - 2.59%
21Vianet Group, Inc., Due 2/1/2026C D G	1,213,000	1,004,971
Hello Group, Inc., 1.250%, Due 7/1/2025	1,548,000	1,305,157

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CONVERTIBLE OBLIGATIONS - 5.95% (continued)
Communications - 2.59% (continued)
Internet - 2.59% (continued)
iQIYI, Inc., 2.000%, Due 4/1/2025	$1,227,000	$1,078,559

		3,388,687

Total Communications		3,388,687

Consumer, Cyclical - 1.44%
Auto Manufacturers - 0.70%
NIO, Inc., Due 2/1/2026C D G	1,076,000	922,005

Lodging - 0.74%
Huazhu Group Ltd., 3.000%, Due 5/1/2026	742,000	962,281

Total Consumer, Cyclical		1,884,286

Energy - 0.53%
Pipelines - 0.53%
Golar LNG Ltd., 2.750%, Due 2/15/2022	700,000	694,697

Financial - 0.85%
Financial Services - 0.85%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023	874,000	1,112,922

Industrial - 0.54%
Transportation - 0.54%
SFL Corp. Ltd., 4.875%, Due 5/1/2023D	693,000	697,764

Total Foreign Convertible Obligations (Cost $7,790,109)		7,778,356

	Shares
EXCHANGE-TRADED INSTRUMENTS - 2.62% (Cost $3,589,518)
Exchange-Traded Funds - 2.62%
ProShares Short 20+ Year Treasury	205,613	3,429,625

SHORT-TERM INVESTMENTS - 5.06% (Cost $6,623,290)
Investment Companies - 5.06%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I	6,623,290	6,623,290

TOTAL SECURITIES HELD LONG (Cost $125,314,610)		129,397,124

SECURITIES SOLD SHORT - (27.08%)
COMMON STOCKS - (27.08%)
Communication Services - (2.02%)
Entertainment - (0.66%)
iQIYI, Inc., ADRA	(5,999)	(48,172)
Marcus Corp.A	(36,286)	(633,190)
Spotify Technology SAA	(835)	(188,159)

		(869,521)

Interactive Media & Services - (0.61%)
fuboTV, Inc.A	(5,394)	(129,240)
TripAdvisor, Inc.A	(4,180)	(141,493)
Zillow Group, Inc., Class CA	(6,010)	(529,722)

		(800,455)

Media - (0.75%)
Cable One, Inc.	(142)	(257,464)
DISH Network Corp., Class AA	(10,584)	(459,981)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (27.08%) (continued)
Communication Services - (2.02%) (continued)
Media - (0.75%)
Magnite, Inc.A	(9,211)	$(257,908)

		(975,353)

Total Communication Services		(2,645,329)

Consumer Discretionary - (4.09%)
Automobiles - (0.56%)
NIO, Inc., ADRA	(4,046)	(144,159)
Winnebago Industries, Inc.	(8,125)	(588,656)

		(732,815)

Diversified Consumer Services - (0.70%)
2U, Inc.A	(12,460)	(418,282)
Stride, Inc.A	(13,766)	(494,750)

		(913,032)

Hotels, Restaurants & Leisure - (1.27%)
Cheesecake Factory, Inc.A	(3,457)	(162,479)
Huazhu Group Ltd., ADRA	(14,162)	(649,469)
Royal Caribbean Cruises Ltd.A	(9,621)	(855,788)

		(1,667,736)

Household Durables - (0.28%)
GoPro, Inc., Class AA	(39,105)	(366,023)

Internet & Direct Marketing Retail - (0.26%)
Groupon, Inc.A	(3,575)	(81,546)
Porch Group, Inc.A	(7,758)	(137,161)
RealReal, Inc.A	(9,226)	(121,599)

		(340,306)

Leisure Products - (0.55%)
Callaway Golf Co.A	(25,958)	(717,220)

Specialty Retail - (0.47%)
Burlington Stores, Inc.A	(1,796)	(509,291)
Vroom, Inc.A	(4,740)	(104,612)

		(613,903)

Total Consumer Discretionary		(5,351,035)

Consumer Staples - (0.62%)
Food & Staples Retailing - (0.30%)
Chefs’ Warehouse, Inc.A	(12,163)	(396,149)

Food Products - (0.32%)
Beyond Meat, Inc.A	(1,333)	(140,312)
Bunge Ltd.	(3,439)	(279,659)

		(419,971)

Total Consumer Staples		(816,120)

Energy - (0.97%)
Energy Equipment & Services - (0.17%)
Helix Energy Solutions Group, Inc.A	(55,733)	(216,244)

Oil, Gas & Consumable Fuels - (0.80%)
Centennial Resource Development, Inc., Class AA	(135,700)	(909,190)
Cheniere Energy, Inc.A	(599)	(58,504)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (27.08%) (continued)
Energy - (0.97%) (continued)
Oil, Gas & Consumable Fuels - (0.80%) (continued)
SFL Corp. Ltd.	(9,900)	$(82,962)

		(1,050,656)

Total Energy		(1,266,900)

Financials - (2.05%)
Capital Markets - (1.25%)
Affiliated Managers Group, Inc.	(1,753)	(264,861)
Coinbase Global, Inc., Class AA	(773)	(175,842)
Cowen, Inc., Class A	(20,400)	(699,924)
WisdomTree Investments, Inc.	(86,276)	(489,185)

		(1,629,812)

Consumer Finance - (0.80%)
Encore Capital Group, Inc.A	(12,717)	(626,567)
PRA Group, Inc.A	(7,552)	(318,241)
SoFi Technologies, Inc.A	(6,450)	(101,804)

		(1,046,612)

Total Financials		(2,676,424)

Health Care - (3.99%)
Biotechnology - (2.59%)
Avid Bioservices, Inc.A	(14,598)	(314,879)
Bridgebio Pharma, Inc.A	(8,466)	(396,801)
Coherus Biosciences, Inc.A	(24,121)	(387,624)
Exact Sciences Corp.A	(5,194)	(495,767)
Flexion Therapeutics, Inc.A	(5,556)	(33,892)
Gossamer Bio, Inc.A	(53,640)	(674,255)
Halozyme Therapeutics, Inc.A	(6,045)	(245,911)
Insmed, Inc.A	(16,147)	(444,688)
Ionis Pharmaceuticals, Inc.A	(1,478)	(49,572)
Ligand Pharmaceuticals, Inc.A	(378)	(52,663)
Radius Health, Inc.A	(3,267)	(40,544)
Travere Therapeutics, Inc.A	(10,126)	(245,556)

		(3,382,152)

Health Care Equipment & Supplies - (0.13%)
Alphatec Holdings, Inc.A	(14,126)	(172,196)

Health Care Technology - (0.53%)
Tabula Rasa HealthCare, Inc.A	(3,247)	(85,104)
Vocera Communications, Inc.A	(13,425)	(614,328)

		(699,432)

Pharmaceuticals - (0.74%)
Innoviva, Inc.A	(20,098)	(335,838)
Jazz Pharmaceuticals PLCA	(3,006)	(391,411)
Zogenix, Inc.A	(16,076)	(244,194)

		(971,443)

Total Health Care		(5,225,223)

Industrials - (3.04%)
Aerospace & Defense - (0.07%)
Kaman Corp.	(2,742)	(97,807)

Air Freight & Logistics - (0.21%)
Air Transport Services Group, Inc.A	(10,832)	(279,574)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (27.08%) (continued)
Industrials - (3.04%) (continued)
Airlines - (0.12%)
Spirit Airlines, Inc.A	(5,976)	$(155,018)

Construction & Engineering - (0.37%)
Fluor Corp.A	(29,920)	(477,822)

Electrical Equipment - (0.43%)
Bloom Energy Corp., Class AA	(19,916)	(372,828)
Sunrun, Inc.A	(4,185)	(184,140)

		(556,968)

Machinery - (0.97%)
Greenbrier Cos., Inc.	(8,856)	(380,719)
Meritor, Inc.A	(6,593)	(140,497)
Middleby Corp.A	(2,796)	(476,746)
RBC Bearings, Inc.A	(1,301)	(276,072)

		(1,274,034)

Professional Services - (0.87%)
Clarivate PLCA	(15,866)	(347,465)
FTI Consulting, Inc.A	(4,293)	(578,267)
Upwork, Inc.A	(4,684)	(210,921)

		(1,136,653)

Total Industrials		(3,977,876)

Information Technology - (7.66%)
Communications Equipment - (0.47%)
Infinera Corp.A	(27,537)	(229,108)
Lumentum Holdings, Inc.A	(4,565)	(381,360)

		(610,468)

Electronic Equipment, Instruments & Components - (0.59%)
II-VI, Inc.A	(8,002)	(474,999)
OSI Systems, Inc.A	(3,114)	(295,207)

		(770,206)

IT Services - (1.04%)
21Vianet Group, Inc., ADRA	(5,558)	(96,209)
BigCommerce Holdings, Inc., Series 1A	(3,233)	(163,719)
Fastly, Inc., Class AA	(3,341)	(135,110)
I3 Verticals, Inc., Class AA	(11,022)	(266,843)
Sabre Corp.A	(59,249)	(701,508)

		(1,363,389)

Semiconductors & Semiconductor Equipment - (0.61%)
Enphase Energy, Inc.A	(3,288)	(493,101)
MACOM Technology Solutions Holdings, Inc.A	(4,792)	(310,857)

		(803,958)

Software - (4.95%)
8x8, Inc.A	(14,607)	(341,658)
Avaya Holdings Corp.A	(11,362)	(224,854)
Bentley Systems, Inc., Class B	(4,366)	(264,754)
Ceridian HCM Holding, Inc.A	(2,444)	(275,243)
Envestnet, Inc.A	(4,430)	(355,463)
Everbridge, Inc.A	(2,446)	(369,444)
J2 Global, Inc.A	(3,086)	(421,609)
Jamf Holding Corp.A	(4,310)	(166,021)
MicroStrategy, Inc., Class AA	(515)	(297,876)
Mitek Systems, Inc.A	(22,945)	(424,483)
NCR Corp.A	(16,634)	(644,734)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (27.08%) (continued)
Information Technology - (7.66%) (continued)
Software - (4.95%) (continued)
New Relic, Inc.A	(2,093)	$(150,215)
Progress Software Corp.	(7,027)	(345,658)
Q2 Holdings, Inc.A	(3,175)	(254,445)
Splunk, Inc.A	(1,811)	(262,070)
Verint Systems, Inc.A	(7,742)	(346,764)
Vonage Holdings Corp.A	(21,911)	(353,205)
Workiva, Inc.A	(6,899)	(972,483)

		(6,470,979)

Total Information Technology		(10,019,000)

Real Estate - (1.52%)
Equity Real Estate Investment Trusts (REITs) - (1.24%)
iStar, Inc.	(25,475)	(638,913)
Pebblebrook Hotel Trust	(32,521)	(728,796)
Summit Hotel Properties, Inc.A	(27,254)	(262,456)

		(1,630,165)

Real Estate Management & Development - (0.28%)
Realogy Holdings Corp.A	(12,198)	(213,953)
Redfin Corp.A	(2,942)	(147,394)

		(361,347)

Total Real Estate		(1,991,512)

Utilities - (1.12%)
Electric Utilities - (0.43%)
NRG Energy, Inc.	(13,748)	(561,331)

Independent Power & Renewable Electricity Producers - (0.38%)
Sunnova Energy International, Inc.A	(15,182)	(500,095)

Multi-Utilities - (0.31%)
Algonquin Power & Utilities Corp.	(27,555)	(403,956)

Total Utilities		(1,465,382)

TOTAL COMMON STOCKS (Proceeds $(32,791,643))		(35,434,801)

TOTAL SECURITIES SOLD SHORT (Proceeds $(32,791,643))		(35,434,801)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 98.90% (Cost $125,314,610)		129,397,124
TOTAL WRITTEN OPTIONS CONTRACTS - (0.09%) (Premiums Received $(261,242))		(115,673)
TOTAL SECURITIES SOLD SHORT - (27.08%) (Proceeds $(32,791,643))		(35,434,801)
OTHER ASSETS, NET OF LIABILITIES - 28.27%		36,989,761

NET ASSETS - 100.00%		$130,836,411

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $37,513,378 or 28.67% of net assets. The Fund has no right to demand registration of these securities.

D	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $57,524,821 or 43.97% of net assets.
E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2021.

F	Callable security.
G	Zero coupon bond.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Written Options Contracts Open on September 30, 2021:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - 2U, Inc.	CCP	45.00	10/15/2021	USD	35	3,500	$(16,729)	$(175)	$16,554
Call - Avid Bioservices, Inc.	CCP	25.00	10/15/2021	USD	43	4,300	(10,933)	(215)	10,718
Call - Bloom Energy Corp.	CCP	21.00	10/15/2021	USD	54	5,400	(9,610)	(972)	8,638
Call - Burlington Stores, Inc.	CCP	300.00	10/15/2021	USD	6	600	(7,848)	(2,100)	5,748
Call - Coinbase Global, Inc.	CCP	250.00	10/15/2021	USD	4	400	(7,352)	(860)	6,492
Call - Enphase Energy, Inc.	CCP	175.00	10/15/2021	USD	15	1,500	(19,919)	(900)	19,019
Call - Everbridge, Inc.	CCP	150.00	10/15/2021	USD	8	800	(7,504)	(4,080)	3,424
Call - Exact Sciences Corp.	CCP	120.00	10/15/2021	USD	17	1,700	(15,775)	(510)	15,265
Call - fuboTV, Inc.	CCP	27.00	10/15/2021	USD	38	3,800	(11,703)	(2,052)	9,651
Call - II-VI, Inc.	CCP	70.00	10/15/2021	USD	23	2,300	(14,673)	(115)	14,558
Call - Insmed, Inc.	CCP	28.00	10/15/2021	USD	60	6,000	(10,678)	(4,380)	6,298
Call - RealReal, Inc.	CCP	15.00	10/15/2021	USD	44	4,400	(3,035)	(1,100)	1,935
Call - Sabre Corp.	CCP	11.00	10/15/2021	USD	179	17,900	(13,240)	(16,110)	(2,870)
Call - Sunnova Energy International, Inc.	CCP	35.00	10/15/2021	USD	51	5,100	(14,686)	(6,630)	8,056
Call - Tabula Rasa HealthCare, Inc.	CCP	35.00	10/15/2021	USD	18	1,800	(6,263)	(1,152)	5,111
Call - Workiva, Inc.	CCP	145.00	10/15/2021	USD	18	1,800	(12,203)	(5,175)	7,028
Call - Beyond Meat, Inc.	CCP	115.00	11/19/2021	USD	7	700	(6,057)	(3,640)	2,417
Call - Fastly, Inc.	CCP	40.00	11/19/2021	USD	29	2,900	(11,396)	(13,369)	(1,973)
Call - Marcus Corp.	CCP	17.50	11/19/2021	USD	104	10,400	(10,709)	(15,080)	(4,371)
Call - New Relic, Inc.	CCP	75.00	11/19/2021	USD	23	2,300	(16,743)	(10,603)	6,140
Call - Redfin Corp.	CCP	50.00	11/19/2021	USD	17	1,700	(8,296)	(7,990)	306
Call - Zillow Group, Inc.	CCP	95.00	11/19/2021	USD	19	1,900	(15,731)	(8,265)	7,466
Call - Upwork, Inc.	CCP	45.00	12/17/2021	USD	20	2,000	(10,159)	(10,200)	(41)

							$(261,242)	$(115,673)	$145,569

Currency Abbreviations:

USD	United States Dollar.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Other Abbreviations:

CCP	Central Counterparty Clearing House.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,023	$—	$—	$6,023
Convertible Preferred Stocks	686,741	9,736,592	—	10,423,333
Preferred Stocks	3,584,020	967,676	—	4,551,696
Convertible Obligations	—	96,584,801	—	96,584,801
Foreign Convertible Obligations	—	7,778,356	—	7,778,356
Exchange-Traded Instruments	3,429,625	—	—	3,429,625
Short-Term Investments	6,623,290	—	—	6,623,290

Total Investments in Securities - Assets	$14,329,699	$115,067,425	$—	$129,397,124

Liabilities
Common Stocks (Sold Short)	$(35,434,801)	$—	$—	$(35,434,801)

Total Investments in Securities - Liabilities	(35,434,801)	—	—	(35,434,801)

Total Investments in Securities	$(21,105,102)	$115,067,425	$—	$93,962,323

Financial Derivative Instruments - Liabilities
Written Options	$(115,673)	$—	$—	$(115,673)

Total Financial Derivative Instruments - Liabilities	$(115,673)	$—	$—	$(115,673)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 8.93%
Consumer, Non-Cyclical - 0.97%
Health Care - Services - 0.97%
HCA, Inc., 5.250%, Due 6/15/2026	$	88,000	$100,944

Financial - 2.81%
Banks - 1.39%
Wells Fargo Bank NA, 5.250%, Due 8/1/2023A	GBP	100,000	144,756

REITS - 1.42%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025A	GBP	100,000	147,912

Total Financial			292,668

Industrial - 2.06%
Hand/Machine Tools - 2.06%
Stanley Black & Decker, Inc., 4.000%, Due 3/15/2060, (5-Yr. CMT + 2.657%)B		200,000	214,156

Technology - 3.09%
Computers - 1.13%
Dell International LLC / EMC Corp., 6.020%, Due 6/15/2026		25,000	29,727
Fortinet, Inc., 1.000%, Due 3/15/2026		89,000	87,610

			117,337

Software - 1.96%
Fidelity National Information Services, Inc., 1.700%, Due 6/30/2022	GBP	150,000	203,866

Total Technology			321,203

Total Corporate Obligations (Cost $915,848)			928,971

FOREIGN CORPORATE OBLIGATIONS - 73.75%
Communications - 8.13%
Telecommunications - 8.13%
America Movil SAB de CV, 5.000%, Due 10/27/2026	GBP	100,000	157,458
Deutsche Telekom International Finance BV, 6.500%, Due 4/8/2022A	GBP	90,000	125,038
Global Switch Holdings Ltd., 4.375%, Due 12/13/2022A	GBP	143,000	200,546
Orange SA, 5.750%, Due 4/1/2023, (5-Yr. GBP Swap + 3.353%)A B C	GBP	100,000	143,454
Vodafone Group PLC, 6.250%, Due 10/3/2078, (5-Yr. Semi-Annual USD Swap + 3.051%)A B		200,000	219,628

			846,124

Total Communications			846,124

Consumer, Cyclical - 6.09%
Auto Parts & Equipment - 1.35%
GKN Holdings Ltd., 5.375%, Due 9/19/2022A	GBP	100,000	140,007

Distribution/Wholesale - 3.26%
Bunzl Finance PLC, 2.250%, Due 6/11/2025A	GBP	140,000	196,481
Travis Perkins PLC, 3.750%, Due 2/17/2026A	GBP	100,000	142,864

			339,345

Entertainment - 1.48%
CPUK Finance Ltd., 7.239%, Due 2/28/2024A	GBP	100,000	153,657

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 73.75% (continued)
Consumer, Cyclical - 6.09% (continued)
Total Consumer, Cyclical			$633,009

Consumer, Non-Cyclical - 1.59%
Food - 1.59%
Tesco PLC, 6.125%, Due 2/24/2022	GBP	120,000	165,300

Financial - 49.47%
Banks - 18.72%
Barclays PLC, 3.750%, Due 11/22/2030, (5-Yr. UK Government Bond + 3.750%)A B	GBP	100,000	144,140
BNP Paribas SA, 2.000%, Due 5/24/2031, (5-Yr. UK Government Bond + 1.650%)A B	GBP	100,000	134,630
Credit Agricole SA, 7.375%, Due 12/18/2023	GBP	150,000	229,462
HSBC Holdings PLC, 6.375%, Due 9/17/2024, (5-Yr. USD ICE Swap + 3.705%)B C	$	200,000	216,250
ING Groep NV, 2.125%, Due 5/26/2031, (5-Yr. Annual EUR Swap + 2.400%)A B	EUR	100,000	122,793
Investec Bank PLC, 9.625%, Due 2/17/2022A	GBP	100,000	139,080
Lloyds Bank PLC, 7.625%, Due 4/22/2025A	GBP	100,000	164,120
Natwest Group PLC, 3.622%, Due 8/14/2030, (5-Yr. UK Government Bond + 3.550%)A B	GBP	100,000	142,521
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5-Yr. UK Government Bond + 3.960%)A B	GBP	100,000	142,582
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5-Yr. Annual EUR Swap + 2.800%)A B	EUR	165,000	202,427
Virgin Money UK PLC, 7.875%, Due 12/14/2028, (5-Yr. UK Government Bond + 7.128%)A B	GBP	125,000	190,319
Volksbank Wien AG, 2.750%, Due 10/6/2027, (5-Yr. Annual EUR Swap + 2.550%)A B	EUR	100,000	118,499

			1,946,823

Diversified Financial Services - 2.61%
Close Brothers Group PLC, 4.250%, Due 1/24/2027, (5-Yr. UK Government Bond + 3.650%)A B	GBP	100,000	136,134
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (3-mo. GBP LIBOR + 4.320%)A B	GBP	100,000	135,637

			271,771

Insurance - 22.86%
Admiral Group PLC, 5.500%, Due 7/25/2024A	GBP	100,000	149,313
Allianz SE, 3.500%, Due 11/17/2025A D		200,000	202,340
ASR Nederland NV, 5.125%, Due 9/29/2045, (5-Yr. Annual EUR Swap + 5.200%)A B	EUR	100,000	136,106
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5-Yr. UK Government Bond + 4.580%)A B	GBP	100,000	153,324
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)A B	GBP	100,000	143,831
Nationale-Nederlanden Levensverzekering Maatschappij NV, 9.000%, Due 8/29/2042, (3-mo. EUR EURIBOR + 8.120%)A B	EUR	100,000	125,054
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	140,000	212,813
Phoenix Group Holdings PLC, 4.125%, Due 7/20/2022A	GBP	100,000	138,106
6.625%, Due 12/18/2025A	GBP	150,000	240,811
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)A B	GBP	100,000	138,916
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5-Yr. UK Government Bond + 4.321%)A B	GBP	100,000	147,627
Rothesay Life PLC, 8.000%, Due 10/30/2025A	GBP	190,000	318,330
Scottish Widows Ltd., 5.500%, Due 6/16/2023A	GBP	100,000	144,441
Storebrand Livsforsikring A/S, 6.875%, Due 4/4/2043, (6-mo. EUR EURIBOR + 6.194%)A B	EUR	100,000	127,078

			2,378,090

Real Estate - 1.14%
Heimstaden Bostad AB, 3.248%, Due 11/19/2024, (5-Yr. Annual EUR Swap + 3.667%)A B C	EUR	100,000	118,682

Savings & Loans - 4.14%
Nationwide Building Society, 5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)A B C	GBP	200,000	293,502

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 73.75% (continued)
Financial - 49.47% (continued)
Savings & Loans - 4.14% (continued)
Skipton Building Society, 2.000%, Due 10/2/2026, (1-Yr. UK Government Bond + 2.150%)A B	GBP	100,000	$136,939

			430,441

Total Financial			5,145,807

Industrial - 1.34%
Transportation - 1.34%
National Express Group PLC, 4.250%, Due 11/26/2025, (5-Yr. UK Government Bond + 4.135%)A B C	GBP	100,000	139,467

Utilities - 7.13%
Electric - 5.75%
Enel SpA, 3.500%, Due 5/24/2080, (5-Yr. Annual EUR Swap + 3.564%)A B	EUR	100,000	125,957
Iberdrola International BV, 1.874%, Due 1/28/2026, Series NC5, (5-Yr. Annual EUR Swap + 2.321%)A B C	EUR	100,000	118,769
NGG Finance PLC, 5.625%, Due 6/18/2073, (12-Yr. GBP Swap + 3.480%)A B	GBP	100,000	149,182
SSE PLC, 4.750%, Due 9/16/2077, (5-Yr. Semi-Annual USD Swap + 2.574%)A B	$	200,000	203,936

			597,844

Gas - 1.38%
Centrica PLC, 5.250%, Due 4/10/2075, (5-Yr. GBP Swap + 3.611%)A B	GBP	100,000	143,718

Total Utilities			741,562

Total Foreign Corporate Obligations (Cost $7,452,923)			7,671,269

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.56%
Harben Finance PLC, 1.868%, Due 8/20/2056, 2017-1X D, (3-mo. GBP LIBOR + 1.800%)A B	GBP	232,000	313,470
Ripon Mortgages PLC, 1.568%, Due 8/20/2056, 1X C1, (3-mo. GBP LIBOR + 1.500%)A B	GBP	350,000	481,048
Tower Bridge Funding PLC, 2.672%, Due 12/20/2061, 3 D, (3-mo. GBP LIBOR + 2.600%)A B	GBP	225,000	303,897

Total Collateralized Mortgage Obligations (Cost $1,039,549)			1,098,415

U.S. TREASURY OBLIGATIONS - 2.02% (Cost $209,859)
U.S. Treasury Notes/Bonds, 0.125%, Due 4/30/2023		210,000	209,713

TOTAL INVESTMENTS - 95.26% (Cost $9,618,179)			9,908,368
OTHER ASSETS, NET OF LIABILITIES - 4.74%			493,417

TOTAL NET ASSETS - 100.00%			$10,401,785

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2021.

C	Perpetual maturity. The date shown, if any, is the next call date.
D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on September 30, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	135,264	USD	137,328	10/8/2021	SSB	$—	$(2,064)	$(2,064)
USD	7,942,781	GBP	7,743,119	10/8/2021	SSB	199,662	—	199,662
USD	1,068,083	EUR	1,041,352	10/8/2021	SSB	26,731	—	26,731
USD	185,175	EUR	185,248	10/8/2021	SSB	—	(73)	(73)

						$226,393	$(2,137)	$224,256

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$928,971	$—	$928,971
Foreign Corporate Obligations	—	7,671,269	—	7,671,269
Collateralized Mortgage Obligations	—	1,098,415	—	1,098,415
U.S. Treasury Obligations	—	209,713	—	209,713

Total Investments in Securities - Assets	$—	$9,908,368	$—	$9,908,368

Collateralized Mortgage Obligations
Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$226,393	$—	$226,393

Total Financial Derivative Instruments - Assets	$—	$226,393	$—	$226,393

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(2,137)	$—	$(2,137)

Total Financial Derivative Instruments - Liabilities	$—	$(2,137)	$—	$(2,137)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 11.21%
Basic Materials - 0.99%
Chemicals - 0.99%
Olympus Water US Holding Corp.,
3.875%, Due 10/1/2028A	EUR	500,000	$579,291
4.250%, Due 10/1/2028A	$	965,000	950,525
6.250%, Due 10/1/2029A		425,000	421,154
WR Grace Holdings LLC, 5.625%, Due 8/15/2029A		530,000	545,905

			2,496,875

Total Basic Materials			2,496,875

Communications - 0.88%
Advertising - 0.16%
Summer BC Bidco LLC, 5.500%, Due 10/31/2026A		400,000	409,960

Telecommunications - 0.72%
Consolidated Communications, Inc., 5.000%, Due 10/1/2028A		635,000	655,637
Lumen Technologies, Inc., 5.375%, Due 6/15/2029A		1,135,000	1,152,025

			1,807,662

Total Communications			2,217,622

Consumer, Cyclical - 3.21%
Airlines - 0.49%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A		1,180,000	1,240,475

Auto Parts & Equipment - 1.51%
American Axle & Manufacturing, Inc.,
6.875%, Due 7/1/2028		961,000	1,024,666
5.000%, Due 10/1/2029		1,110,000	1,083,038
Clarios Global LP / Clarios US Finance Co., 8.500%, Due 5/15/2027A		520,000	553,150
Titan International, Inc., 7.000%, Due 4/30/2028A		1,095,000	1,153,857

			3,814,711

Home Builders - 0.30%
Shea Homes LP / Shea Homes Funding Corp., 4.750%, Due 2/15/2028A		738,000	759,217

Lodging - 0.46%
Marriott Ownership Resorts, Inc., 4.500%, Due 6/15/2029A		1,160,000	1,174,500

Retail - 0.45%
Ambience Merger Sub, Inc., 4.875%, Due 7/15/2028A		1,140,000	1,140,000

Total Consumer, Cyclical			8,128,903

Consumer, Non-Cyclical - 1.55%
Commercial Services - 0.73%
APX Group, Inc., 5.750%, Due 7/15/2029A		635,000	626,331
NESCO Holdings, Inc., 5.500%, Due 4/15/2029A		1,190,000	1,234,268

			1,860,599

Food - 0.07%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029A		167,000	168,253

Household Products/Wares - 0.28%
Coty, Inc., 3.875%, Due 4/15/2026A	EUR	600,000	710,828

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 11.21% (continued)
Consumer, Non-Cyclical - 1.55% (continued)
Pharmaceuticals - 0.47%
P&L Development LLC / PLD Finance Corp., 7.750%, Due 11/15/2025A	$		1,145,000	$1,189,311

Total Consumer, Non-Cyclical				3,928,991

Energy - 0.94%
Coal - 0.31%
SunCoke Energy, Inc., 4.875%, Due 6/30/2029A			800,000	797,000

Pipelines - 0.63%
EnLink Midstream LLC,
5.625%, Due 1/15/2028A			424,000	451,450
5.375%, Due 6/1/2029			880,000	928,752
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
6.000%, Due 3/1/2027A			100,000	104,660
5.500%, Due 1/15/2028A			100,000	102,375

				1,587,237

Total Energy				2,384,237

Financial - 1.41%
Diversified Financial Services - 1.41%
Burford Capital Global Finance LLC, 6.250%, Due 4/15/2028A			1,210,000	1,282,394
Encore Capital Group, Inc.,
4.875%, Due 10/15/2025A		EUR	600,000	728,180
5.375%, Due 2/15/2026A		GBP	300,000	423,877
4.250%, Due 1/15/2028, (3-mo. EUR EURIBOR + 4.250%)A B		EUR	400,000	472,837
4.250%, Due 6/1/2028A		GBP	500,000	672,488

				3,579,776

Total Financial				3,579,776

Industrial - 1.73%
Aerospace/Defense - 0.60%
TransDigm, Inc.,
5.500%, Due 11/15/2027			300,000	310,125
4.625%, Due 1/15/2029			1,200,000	1,194,000

				1,504,125

Building Materials - 0.63%
Standard Industries, Inc., 4.375%, Due 7/15/2030A			503,000	513,060
Victors Merger Corp., 6.375%, Due 5/15/2029A			1,140,000	1,091,550

				1,604,610

Trucking & Leasing - 0.50%
Fortress Transportation and Infrastructure Investors LLC, 5.500%, Due 5/1/2028A			1,250,000	1,262,500

Total Industrial				4,371,235

Utilities - 0.50%
Water - 0.50%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A			1,190,000	1,275,269

Total Corporate Obligations (Cost $28,295,002)				28,382,908

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CONVERTIBLE OBLIGATIONS - 0.11% (Cost $235,029)
Financial - 0.11%
Insurance - 0.11%
BNP Paribas Fortis SA, 1.455%, Due 12/31/2049C D E	$		250,000	$280,031

FOREIGN CORPORATE OBLIGATIONS - 57.31%
Basic Materials - 1.21%
Chemicals - 1.21%
INEOS Quattro Finance PLC, 3.750%, Due 7/15/2026A		EUR	800,000	951,656
Lenzing AG, 5.750%, Due 9/7/2025, (5-Yr. Annual EUR Swap + 11.208%)B C D		EUR	600,000	747,136
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5-Yr. CMT + 3.865%)B C D			1,330,000	1,354,937

				3,053,729

Total Basic Materials				3,053,729

Communications - 3.74%
Advertising - 0.10%
Summer BC Holdco SARL, 9.250%, Due 10/31/2027C		EUR	198,232	249,484

Media - 0.79%
RCS & RDS SA, 3.250%, Due 2/5/2028A		EUR	600,000	694,105
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029C		GBP	475,000	676,016
4.250%, Due 1/15/2030C		GBP	460,000	626,002

				1,996,123

Telecommunications - 2.85%
Altice France Holding SA, 8.000%, Due 5/15/2027C		EUR	810,000	998,312
Altice France SA,
5.500%, Due 1/15/2028A			200,000	201,881
5.500%, Due 10/15/2029A			410,000	405,852
Kenbourne Invest SA,
6.875%, Due 11/26/2024A			900,000	946,260
4.700%, Due 1/22/2028A			200,000	201,160
Network i2i Ltd., 3.975%, Due 3/3/2026, (5-Yr. CMT + 3.390%)A B D			1,000,000	1,007,500
Sable International Finance Ltd., 5.750%, Due 9/7/2027A			291,000	305,550
SoftBank Group Corp., 6.000%, Due 7/19/2023, (5-Yr. USD ICE Swap + 4.226%)B C D			1,010,000	1,007,576
TalkTalk Telecom Group PLC, 3.875%, Due 2/20/2025C		GBP	676,000	892,626
Telesat Canada / Telesat LLC, 6.500%, Due 10/15/2027A			716,000	620,564
Vodafone Group PLC, 7.000%, Due 4/4/2079, (5-Yr. Semi-Annual USD Swap + 4.873%)B			510,000	623,796

				7,211,077

Total Communications				9,456,684

Consumer, Cyclical - 4.32%
Airlines - 0.11%
Air Canada, 3.875%, Due 8/15/2026A			275,000	277,324

Auto Manufacturers - 0.66%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A		EUR	600,000	685,110
Volkswagen International Finance NV,
4.625%, Due 3/24/2026, (12-Yr. Annual EUR Swap + 2.967%)B C D		EUR	250,000	326,473
4.625%, Due 6/27/2028, (10-Yr. Annual EUR Swap + 3.982%)B C D		EUR	500,000	670,897

				1,682,480

Entertainment - 0.50%
ASR Media and Sponsorship SpA, 5.125%, Due 8/1/2024C		EUR	401,502	456,848

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.31% (continued)
Consumer, Cyclical - 4.32% (continued)
Entertainment - 0.50% (continued)
Inter Media and Communication SpA, 4.875%, Due 12/31/2022C		EUR	711,161	$820,601

				1,277,449

Home Builders - 0.54%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.250%, Due 9/15/2027A	$		614,000	645,480
Empire Communities Corp., 7.000%, Due 12/15/2025A			701,000	732,545

				1,378,025

Leisure Time - 0.59%
Deuce Finco PLC, 5.500%, Due 6/15/2027C		GBP	630,000	858,468
Pinnacle Bidco PLC,
5.500%, Due 2/15/2025C		EUR	300,000	357,930
6.375%, Due 2/15/2025C		GBP	200,000	275,139

				1,491,537

Lodging - 0.48%
Fortune Star BVI Ltd.,
4.350%, Due 5/6/2023C		EUR	100,000	114,403
5.950%, Due 10/19/2025C			1,070,000	1,087,526

				1,201,929

Retail - 1.44%
B.C. ULC / New Red Finance, Inc., 4.375%, Due 1/15/2028A			284,000	288,320
Constellation Automotive Financing PLC, 4.875%, Due 7/15/2027A		GBP	610,000	815,421
Mobilux Finance SAS, 4.250%, Due 7/15/2028A		EUR	1,000,000	1,165,566
Punch Finance PLC, 6.125%, Due 6/30/2026A		GBP	500,000	688,998
Stonegate Pub Co. Financing PLC,
8.000%, Due 7/13/2025C		GBP	130,000	181,468
8.250%, Due 7/31/2025C		GBP	200,000	283,223
Vivo Energy Investments BV, 5.125%, Due 9/24/2027A			200,000	211,260

				3,634,256

Total Consumer, Cyclical				10,943,000

Consumer, Non-Cyclical - 3.26%
Agriculture - 0.54%
Kernel Holding SA, 6.750%, Due 10/27/2027A			200,000	213,008
MHP Lux SA, 6.250%, Due 9/19/2029C			500,000	507,950
MHP SE, 7.750%, Due 5/10/2024C			600,000	648,000

				1,368,958

Commercial Services - 1.19%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A		GBP	800,000	1,130,650
La Financiere Atalian SASU,
4.000%, Due 5/15/2024C		EUR	400,000	454,856
5.125%, Due 5/15/2025C		EUR	200,000	229,939
Verisure Midholding AB,
5.250%, Due 2/15/2029A		EUR	600,000	712,997
5.250%, Due 2/15/2029C		EUR	415,000	493,156

				3,021,598

Food - 0.83%
Bellis Acquisition Co. PLC, 3.250%, Due 2/16/2026A		GBP	350,000	463,200
Bellis Finco PLC, 4.000%, Due 2/16/2027A		GBP	350,000	460,259
Casino Guichard Perrachon SA,

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.31% (continued)
Consumer, Non-Cyclical - 3.26% (continued)
Food - 0.83% (continued)
Casino Guichard Perrachon SA (continued)
6.625%, Due 1/15/2026C		EUR	790,000	$952,945
5.250%, Due 4/15/2027C		EUR	200,000	232,828

				2,109,232

Pharmaceuticals - 0.70%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A	$		1,025,000	1,061,972
Gruenenthal GmbH,
3.625%, Due 11/15/2026A		EUR	190,000	228,256
4.125%, Due 5/15/2028A		EUR	390,000	473,314

				1,763,542

Total Consumer, Non-Cyclical				8,263,330

Energy - 2.04%
Energy - Alternate Sources - 0.27%
Inversiones Latin America Power Ltda, 5.125%, Due 6/15/2033A			700,000	687,750

Oil & Gas - 1.77%
BP Capital Markets PLC,
3.250%, Due 3/22/2026, (5-Yr. Annual EUR Swap + 3.880%)B C D		EUR	100,000	123,612
3.625%, Due 3/22/2029, (5-Yr. Annual EUR Swap + 4.120%)B C D		EUR	835,000	1,047,018
Guara Norte SARL, 5.198%, Due 6/15/2034A			589,374	592,321
Petroleos Mexicanos,
6.840%, Due 1/23/2030			860,000	886,144
6.625%, Due 6/15/2035			622,000	588,990
6.625%, Due 6/15/2038			200,000	183,722
Trafigura Funding SA, 5.875%, Due 9/23/2025C			1,000,000	1,065,750

				4,487,557

Total Energy				5,175,307

Financial - 39.75%
Banks - 20.95%
Abanca Corp. Bancaria SA, 6.000%, Due 1/20/2026, (5-Yr. Annual EUR Swap + 6.570%)B C D		EUR	1,000,000	1,243,780
AIB Group PLC, 6.250%, Due 6/23/2025, (5-Yr. Annual EUR Swap + 6.629%)B C D		EUR	1,000,000	1,290,402
Banco Bilbao Vizcaya Argentaria SA,
5.875%, Due 9/24/2023, (5-Yr. Annual EUR Swap + 5.660%)B C D		EUR	1,000,000	1,240,129
6.125%, Due 11/16/2027, (5-Yr. Semi-Annual USD Swap + 3.870%)B D			1,200,000	1,303,500
Banco de Sabadell SA,
6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)B C D		EUR	600,000	712,330
6.125%, Due 11/23/2022, (5-Yr. Annual EUR Swap + 6.051%)B C D		EUR	600,000	719,335
5.750%, Due 3/15/2026, (5-Yr. Annual EUR Swap + 6.198%)B C D		EUR	1,800,000	2,223,163
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5-Yr. CMT + 4.967%)B C D			400,000	422,404
7.625%, Due 1/10/2028 C E			500,000	557,500
7.500%, Due 6/27/2029, (10-Yr. CMT + 5.470%)B C D			500,000	556,505
8.375%, Due 10/14/2030 C E			300,000	354,294
Banco Santander SA,
4.375%, Due 1/14/2026, (5-Yr. Annual EUR Swap + 4.534%)B C D		EUR	1,000,000	1,209,352
4.125%, Due 11/12/2027, (5-Yr. Annual EUR Swap + 4.311%)B D		EUR	400,000	483,131
Bank of Ireland Group PLC, 7.500%, Due 5/19/2025, (5-Yr. Annual EUR Swap + 7.924%)B C D		EUR	1,400,000	1,903,767
Barclays PLC,
7.125%, Due 6/15/2025, (5-Yr. UK Government Bond + 6.579%)B D		GBP	1,199,000	1,809,306
6.375%, Due 12/15/2025, (5-Yr. UK Government Bond + 6.016%)B C D		GBP	1,240,000	1,841,055
4.375%, Due 3/15/2028, (5-Yr. CMT + 3.410%)B D			1,530,000	1,528,929
BAWAG Group AG,
5.000%, Due 5/14/2025, (5-Yr. Annual EUR Swap + 4.415%)B C D		EUR	400,000	495,195

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.31% (continued)
Financial - 39.75% (continued)
Banks - 20.95% (continued)
BAWAG Group AG (continued)
5.125%, Due 10/1/2025, (5-Yr. Annual EUR Swap + 5.546%)B C D		EUR	1,000,000	$1,245,226
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5-Yr. CMT + 2.650%)B C	$		200,000	208,500
5.875%, Due 9/13/2034, (5-Yr. CMT + 4.308%)B C			600,000	658,650
BNP Paribas SA, 6.625%, Due 3/25/2024, (5-Yr. USD ICE Swap + 4.149%)B C D			700,000	757,540
CaixaBank SA,
6.750%, Due 6/13/2024, (5-Yr. Annual EUR Swap + 6.498%)B C D		EUR	400,000	518,941
5.875%, Due 10/9/2027, (5-Yr. Annual EUR Swap + 6.346%)B C D		EUR	400,000	533,238
Credit Agricole SA, 7.500%, Due 6/23/2026, (5-Yr. GBP Swap + 4.812%)A B D		GBP	800,000	1,261,166
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5-Yr. Semi-Annual USD Swap + 4.600%)B C D			1,200,000	1,284,000
7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)B C D			200,000	218,500
7.250%, Due 9/12/2025, (5-Yr. USD ICE Swap + 4.332%)B C D			220,000	243,859
6.375%, Due 8/21/2026, (5-Yr. CMT + 4.822%)A B D			820,000	899,950
Danske Bank A/S, 4.375%, Due 5/18/2026, (5-Yr. CMT + 3.387%)B C D			1,300,000	1,323,348
Deutsche Pfandbriefbank AG,
5.750%, Due 4/28/2023, (5-Yr. EUR Swap +5.383%)B C D		EUR	600,000	716,746
4.600%, Due 2/22/2027C		EUR	400,000	510,851
Emirates NBD Bank PJSC,
6.125%, Due 3/20/2025, (6-Yr. Semi-Annual USD Swap + 3.656%)B C D			200,000	212,460
6.125%, Due 4/9/2026, (6-Yr. Semi-Annual USD Swap + 5.702%)B C D			1,300,000	1,420,874
HSBC Holdings PLC, 5.875%, Due 9/28/2026, (5-Yr. GBP Swap + 4.276%)B D		GBP	1,319,000	1,946,057
ING Groep NV, 3.875%, Due 5/16/2027, (5-Yr. CMT + 2.862%)B D			1,300,000	1,260,870
Intesa Sanpaolo SpA,
6.250%, Due 5/16/2024, (5-Yr. Annual EUR Swap + 5.856%)B C D		EUR	730,000	925,392
7.750%, Due 1/11/2027, (5-Yr. Annual EUR Swap + 7.192%)B C D		EUR	850,000	1,200,197
5.148%, Due 6/10/2030C		GBP	970,000	1,466,584
Investec Bank PLC, 4.250%, Due 7/24/2028, (5-Yr. UK Government Bond + 3.300%)B C		GBP	450,000	632,295
Investec PLC, 6.750%, Due 12/5/2024, (5-Yr. UK Government Bond + 5.750%)B C D		GBP	500,000	706,818
Natwest Group PLC,
5.125%, Due 5/12/2027, (5-Yr. UK Government Bond + 4.985%)B D		GBP	850,000	1,228,324
2.452%, Due 9/30/2027, Series U, (3-mo. USD LIBOR + 2.320%)B D			800,000	795,472
4.500%, Due 3/31/2028, (5-Yr. UK Government Bond + 3.992%)B D		GBP	300,000	412,608
NBK Tier Financing Ltd., 4.500%, Due 8/27/2025, (6-Yr. Semi-Annual USD Swap + 2.832%)B C D			1,400,000	1,444,419
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (6-Yr. UK Government Bond + 6.851%)B C		GBP	250,000	335,166
Shawbrook Group PLC,
7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)B C D		GBP	200,000	264,090
9.000%, Due 10/10/2030, (5-Yr. UK Government Bond + 9.037%)B C		GBP	500,000	695,932
Societe Generale SA, 5.375%, Due 11/18/2030, (5-Yr. CMT + 4.514%)A B D			530,000	567,434
Standard Chartered PLC, 4.300%, Due 8/19/2028C E			2,000,000	1,967,500
Stichting AK Rabobank Certificaten, 19.437%, Due 12/29/2049C D E F		EUR	1,248,400	2,078,861
UBS Group AG,
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)B C D			400,000	436,384
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)A B D			700,000	763,672
5.125%, Due 7/29/2026, (5-Yr. CMT + 4.855%)B C D			200,000	216,728
UniCredit SpA, 8.000%, Due 6/3/2024, (5-Yr. Semi-Annual USD Swap + 5.180%)B C D			800,000	873,000
Virgin Money UK PLC, 9.250%, Due 6/8/2024, (5-Yr. UK Government Bond + 8.307%)B C D		GBP	600,000	923,704

				53,049,433

Diversified Financial Services - 2.88%
Arrow Global Finance PLC, 5.125%, Due 9/15/2024C		GBP	350,000	471,590
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)A		GBP	1,610,088	2,216,618
Burford Capital PLC,
6.125%, Due 10/26/2024C		GBP	310,000	440,751

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.31% (continued)
Financial - 39.75% (continued)
Diversified Financial Services - 2.88% (continued)
Burford Capital PLC (continued)
5.000%, Due 12/1/2026, Series 0025		GBP	300,000	$420,094
doValue SpA, 5.000%, Due 8/4/2025A		EUR	280,000	338,933
Garfunkelux Holdco SA,
6.750%, Due 11/1/2025A		EUR	140,000	169,288
6.250%, Due 5/1/2026, (3-mo. EUR EURIBOR + 6.250%)A B		EUR	160,000	187,219
Jerrold Finco PLC,
4.875%, Due 1/15/2026A		GBP	250,000	345,692
5.250%, Due 1/15/2027A		GBP	520,000	727,203
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP Swap + 8.359%)B C D		GBP	400,000	565,682
Unifin Financiera SAB de CV,
8.375%, Due 1/27/2028A	$		200,000	190,734
9.875%, Due 1/28/2029A			1,200,000	1,206,012

				7,279,816

Holding Companies - Diversified - 0.25%
Garfunkelux Holdco SA, 7.750%, Due 11/1/2025C		GBP	100,000	140,747
Jerrold Finco PLC, 5.250%, Due 1/15/2027C		GBP	350,000	489,463

				630,210

Insurance - 8.34%
Achmea BV, 4.625%, Due 3/24/2029, (5-Yr. EUR Swap +4.780%)B C D		EUR	800,000	1,004,994
Allianz SE, 3.500%, Due 11/17/2025, (5-Yr. CMT + 2.973%)A B D			600,000	607,020
ASR Nederland NV, 4.625%, Due 10/19/2027, (5-Yr. Annual EUR Swap + 3.789%)B C D		EUR	750,000	959,200
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5-Yr. Annual EUR Swap + 6.463%)B C D		EUR	900,000	1,189,770
CNP Assurances, 4.750%, Due 6/27/2028, (5-Yr. Annual EUR Swap + 3.914%)B C D		EUR	1,000,000	1,330,550
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)B C D		GBP	1,160,000	1,612,937
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026C		GBP	410,000	577,370
La Mondiale SAM, 4.375%, Due 4/24/2029, (5-Yr. Annual EUR Swap + 4.411%)B C D		EUR	1,500,000	1,925,004
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5-Yr. UK Government Bond + 5.378%)B C D		GBP	1,000,000	1,505,720
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)B D		GBP	1,914,000	3,152,126
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5-Yr. UK Government Bond + 4.169%)B C D		GBP	1,700,000	2,483,090
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5-Yr. CMT + 3.047%)B C D			1,000,000	1,079,156
Rothesay Life PLC, 6.875%, Due 9/12/2028, (5-Yr. UK Government Bond + 5.419%)B C D		GBP	1,000,000	1,562,068
UnipolSai Assicurazioni SpA,
5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)B C D		EUR	550,000	703,191
6.375%, Due 4/27/2030, (5-Yr. Annual EUR Swap + 6.744%)B C D		EUR	1,040,000	1,410,384

				21,102,580

Real Estate - 3.72%
Aedas Homes Opco SLU, 4.000%, Due 8/15/2026A		EUR	370,000	443,119
China Evergrande Group,
9.500%, Due 4/11/2022C			200,000	48,500
8.750%, Due 6/28/2025C			1,200,000	282,000
Country Garden Holdings Co. Ltd.,
5.125%, Due 1/14/2027C			300,000	304,200
5.625%, Due 1/14/2030C			400,000	408,100
4.800%, Due 8/6/2030C			200,000	196,975
Heimstaden AB, 4.250%, Due 3/9/2026C		EUR	800,000	938,301
Heimstaden Bostad AB, 3.375%, Due 1/15/2026, (5-Yr. Annual EUR Swap + 3.914%)B C D		EUR	750,000	889,613
Logan Group Co. Ltd.,
5.250%, Due 10/19/2025C			300,000	291,036
4.850%, Due 12/14/2026C			780,000	731,256

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

			Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.31% (continued)
Financial - 39.75% (continued)
Real Estate - 3.72% (continued)
MAF Global Securities Ltd.,
5.500%, Due 9/7/2022, (5-Yr. Semi-Annual USD Swap + 3.476%)B C D	$		400,000	$406,500
6.375%, Due 3/20/2026, (5-Yr. CMT + 3.539%)B C D			600,000	660,233
Neinor Homes SA, 4.500%, Due 10/15/2026A		EUR	280,000	334,879
Shimao Group Holdings Ltd.,
6.125%, Due 2/21/2024C			200,000	199,385
5.600%, Due 7/15/2026C			810,000	799,981
Signa Development Finance SCS, 5.500%, Due 7/23/2026A		EUR	400,000	429,738
Sunac China Holdings Ltd.,
6.500%, Due 1/10/2025C			1,095,000	881,687
6.500%, Due 1/26/2026C			350,000	280,888
Via Celere Desarrollos Inmobiliarios SA, 5.250%, Due 4/1/2026A		EUR	740,000	899,018

				9,425,409

Savings & Loans - 3.61%
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)B C D		GBP	1,925,000	2,862,208
Nationwide Building Society,
5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)B C D		GBP	1,350,000	1,981,139
5.750%, Due 6/20/2027, (5-Yr. UK Government Bond + 5.625%)B C D		GBP	800,000	1,194,626
10.250%, Due 12/31/2049, Series CCDSC D E		GBP	1,186,700	3,109,977

				9,147,950

Total Financial				100,635,398

Industrial - 2.57%
Building Materials - 0.28%
Cemex SAB de CV, 5.125%, Due 6/8/2026, (5-Yr. CMT + 4.534%)A B D			700,000	712,957

Environmental Control - 0.23%
Verde Bidco SpA, 4.625%, Due 10/1/2026A		EUR	500,000	589,774

Hand/Machine Tools - 0.15%
IMA Industria Macchine Automatiche SpA, 3.750%, Due 1/15/2028A		EUR	325,000	379,287

Machinery - Diversified - 0.28%
Vertical Holdco GmbH, 6.625%, Due 7/15/2028C		EUR	567,000	697,366

Packaging & Containers - 0.81%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, Due 9/15/2028A			1,085,000	1,136,755
Kleopatra Finco SARL, 4.250%, Due 3/1/2026A		EUR	400,000	453,248
Kleopatra Holdings SCA, 6.500%, Due 9/1/2026C		EUR	220,000	240,265
Trivium Packaging Finance BV, 8.500%, Due 8/15/2027A			200,000	214,750

				2,045,018

Transportation - 0.82%
InPost SA, 2.250%, Due 7/15/2027A		EUR	1,000,000	1,168,414
National Express Group PLC, 4.250%, Due 11/26/2025, (5-Yr. UK Government Bond + 4.135%)B C D		GBP	655,000	913,507

				2,081,921

Total Industrial				6,506,323

Technology - 0.23%
Software - 0.23%
Cedacri Mergeco SpA, 4.625%, Due 5/15/2028, (3-mo. EUR EURIBOR + 4.625%)A B		EUR	500,000	582,071

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

			Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 57.31% (continued)
Utilities - 0.19%
Electric - 0.19%
ContourGlobal Power Holdings SA,
3.125%, Due 1/1/2028A		EUR	200,000	$235,297
3.125%, Due 1/1/2028C		EUR	200,000	235,297

				470,594

Total Utilities				470,594

Total Foreign Corporate Obligations (Cost $141,370,430)				145,086,436

FOREIGN SOVEREIGN OBLIGATIONS - 0.50% (Cost $1,341,451)
Segovia European CLO DAC, 5.130%, Due 10/18/2031A		EUR	1,190,000	1,265,939

ASSET-BACKED OBLIGATIONS 10.56%
Ares European CLO DAC, 5.260%, Due 10/15/2030, 7X DR, (3-mo. EUR EURIBOR + 5.260%)B C		EUR	1,250,000	1,431,060
Armada Euro CLO DAC, 9.100%, Due 7/15/2033, 4X F, (3-mo. EUR EURIBOR + 9.100%)B C		EUR	700,000	811,275
Aurium CLO DAC, 3.100%, Due 4/16/2030, 3X D, (3-mo. EUR EURIBOR + 3.100%)B C		EUR	500,000	575,574
BNPP AM Euro CLO BV, 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)B C		EUR	500,000	562,213
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)A B		EUR	500,000	548,270
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)A B		EUR	500,000	542,723
Contego CLO DAC, 6.010%, Due 1/24/2034, 9A E, (3-mo. EUR EURIBOR + 6.010%)A B		EUR	1,750,000	2,013,973
CVC Cordatus Loan Fund DAC, 6.050%, Due 1/27/2031, 10A F, (3-mo. EUR EURIBOR + 6.050%)A B		EUR	1,000,000	1,084,921
Dryden 39 Euro CLO BV, 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)B C		EUR	1,000,000	1,149,639
Dryden 46 Euro CLO BV, 6.210%, Due 4/15/2034, (3-mo. EUR EURIBOR + 6.210%)A B		EUR	1,400,000	1,626,887
Dryden 56 Euro CLO BV, 6.450%, Due 1/15/2032, 2017-56A F, (3-mo. EUR EURIBOR + 6.450%)A B		EUR	1,100,000	1,231,027
Dryden 62 Euro CLO BV, 4.850%, Due 7/15/2031, 2017-62X E, (3-mo. EUR EURIBOR + 4.850%)B C		EUR	1,000,000	1,127,968
E-Carat SA, 1.791%, Due 12/20/2028, 10FR E, (1-mo. EUR EURIBOR + 2.350%)B C		EUR	636,198	734,877
Harvest CLO DAC,
3.950%, Due 5/11/2032, 17X DR, (3-mo. EUR EURIBOR + 3.950%)B C		EUR	500,000	576,873
8.310%, Due 10/20/2032, 23A F, (3-mo. EUR EURIBOR + 8.310%)A B		EUR	1,100,000	1,237,282
Madison Park Euro Funding DAC,
4.860%, Due 2/15/2031, 11A EN, (3-mo. EUR EURIBOR + 4.860%)A B		EUR	1,000,000	1,107,796
6.110%, Due 7/15/2035, 9A ER, (3-mo. EUR EURIBOR + 6.110%)A B		EUR	1,000,000	1,147,747
Man GLG Euro CLO DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)B C		EUR	200,000	230,665
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X D, (3-mo. EUR EURIBOR + 4.820%)B C		EUR	1,000,000	1,133,751
Penta CLO DAC,
6.040%, Due 7/25/2036, 2021-9A E, (3-mo. EUR EURIBOR + 6.040%)A B		EUR	1,000,000	1,146,542
8.740%, Due 7/25/2036, 2021-9A F, (3-mo. EUR EURIBOR + 8.740%)A B		EUR	1,000,000	1,121,753
Providus CLO DAC, 5.250%, Due 7/15/2031, 2X E, (3-mo. EUR EURIBOR + 1.200%)B C		EUR	545,000	634,321
Rockfield Park CLO DAC, 5.950%, Due 7/16/2034, 1A D, (3-mo. EUR EURIBOR + 5.950%)A B		EUR	1,500,000	1,699,195
Tikehau CLO BV, 6.250%, Due 12/7/2029, 2X E, (3-mo. EUR EURIBOR + 6.250%)B C		EUR	500,000	579,175
Voya Euro CLO DAC,
6.410%, Due 10/15/2030, 1X F, (3-mo. EUR EURIBOR + 6.410%)B C		EUR	1,100,000	1,203,203
7.900%, Due 4/15/2033, 3X F, (3-mo. EUR EURIBOR + 7.900%)B C		EUR	1,300,000	1,467,192

Total Asset-Backed Obligations (Cost $27,350,306)				26,725,902

U.S. TREASURY OBLIGATIONS - 15.05%
U.S. Treasury Notes/Bonds,
0.125%, Due 11/30/2022	$		11,640,000	11,638,182

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount*	Fair Value
U.S. TREASURY OBLIGATIONS - 15.05% (continued)
U.S. Treasury Notes/Bonds (continued)
0.125%, Due 4/30/2023	$8,480,000	$8,468,406
0.125%, Due 5/31/2023	18,040,000	18,010,403

Total U.S. Treasury Obligations (Cost $38,146,125)		38,116,991

	Shares
SHORT-TERM INVESTMENTS - 3.35% (Cost $8,480,538)
Investment Companies - 3.35%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H	8,480,538	8,480,538

TOTAL INVESTMENTS - 98.09% (Cost $245,218,881)		248,338,745
OTHER ASSETS, NET OF LIABILITIES - 1.91%		4,825,916

TOTAL NET ASSETS - 100.00%		$253,164,661

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $73,544,909 or 29.05% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2021.

C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at September 30, 2021. The maturity date disclosed represents the final maturity date.

G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SLU - Sociedad Limitada Unipersonal.

ULC - Unlimited Liability Company.

Forward Foreign Currency Contracts Open on September 30, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	82,951,889	EUR	81,085,963	10/5/2021	SSB	$1,865,926	$—	$1,865,926
USD	50,996,960	GBP	49,853,840	10/5/2021	SSB	1,143,120	—	1,143,120

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,910,253	GBP	1,883,816	10/5/2021	SSB	$26,437	$—	$26,437
USD	1,388,393	EUR	1,370,585	10/5/2021	SSB	17,808	—	17,808
USD	457,601	EUR	448,008	10/5/2021	SSB	9,593	—	9,593

						$3,062,884	$—	$3,062,884

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$28,382,908	$—	$28,382,908
Foreign Convertible Obligations	—	280,031	—	280,031
Foreign Corporate Obligations	—	145,086,436	—	145,086,436
Foreign Sovereign Obligations	—	1,265,939	—	1,265,939
Asset-Backed Obligations	—	26,725,902	—	26,725,902
U.S. Treasury Obligations	—	38,116,991	—	38,116,991
Short-Term Investments	8,480,538	—	—	8,480,538

Total Investments in Securities - Assets	$8,480,538	$239,858,207	$—	$248,338,745

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$3,062,884	$—	$3,062,884

Total Financial Derivative Instruments - Assets	$—	$3,062,884	$—	$3,062,884

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of September 30, 2021, the Trust consists of twenty-eight active series, six of which are presented in this filing: American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Sustainable Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are “non-diversified” as defined by the Investment Company Act. American Beacon TwentyFour Strategic Income Fund and American Beacon SSI Alternative Income Fund are “diversified” as defined by the Investment Company Act. The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”)

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$82,639,574	$43,621,286	$41,084,119	$84,705,405

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$920,173,972	$188,727,076	$(94,614,064)	$94,113,012
Shapiro Equity Opportunities	216,214,229	25,404,035	(2,439,148)	22,964,887
Shapiro SMID Cap Equity	16,332,870	1,491,679	(559,383)	932,296
SSI Alternative Income	125,314,610	7,632,451	(3,549,937)	4,082,514
TwentyFour Sustainable Short Term Bond	9,618,179	379,562	(89,373)	290,189
TwentyFour Strategic Income	245,218,881	6,776,615	(3,656,751)	3,119,864

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2021, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
TwentyFour Sustainable Short Term Bond	$23,107	$—
TwentyFour Strategic Income	4,291,233	8,883,773

As of June 30, 2021, the ARK Transformational Innovation Fund, Shapiro Equity Opportunities Fund, Shapiro SMID Cap Equity Fund and SSI Alternative Income Fund did not have any capital loss carryforwards.